Label	Element	Value
Defined Benefit Pension Plan [Member] | CANADA
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	3.70%
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	3.40%
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	3.80%
Defined Benefit Pension Plan [Member] | UNITED STATES
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	3.73%
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	3.31%
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	3.90%
Defined Benefit Pension Plan [Member] | Europe1 [Member]
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	1.90%
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	1.60%
Actuarial assumption of discount rates	ifrs-full_ActuarialAssumptionOfDiscountRates	1.90%